INTANGIBLE ASSETS, NET (Schedule of Intangible Assets Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 56,627	$ 56,522
Accumulated Amortization	(36,423)	(27,004)
Impairment Loss	(3,736)		$ 0
Net Carrying Amount	16,468	29,518	$ 33,890
Computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	5,560	5,603
Accumulated Amortization	(3,807)	(2,967)
Impairment Loss
Net Carrying Amount	1,753	2,636
Domain name use right [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,550	1,558
Accumulated Amortization	(853)	(702)
Impairment Loss
Net Carrying Amount	697	856
Customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	18,322	12,489
Accumulated Amortization	(10,710)	(7,377)
Impairment Loss	(1,413)
Net Carrying Amount	6,199	5,112
Non-compete agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,122	1,316
Accumulated Amortization	(945)	(553)
Impairment Loss
Net Carrying Amount	177	763
User base [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	4,685	5,005
Accumulated Amortization	(4,669)	(4,516)
Impairment Loss
Net Carrying Amount	16	489
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	10,413	12,980
Accumulated Amortization	(6,843)	(6,269)
Impairment Loss	(2,323)
Net Carrying Amount	1,247	6,711
Game [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	10,894	11,688
Accumulated Amortization	(5,936)	(2,183)
Impairment Loss
Net Carrying Amount	4,958	9,505
Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	2,148	2,295
Accumulated Amortization	(2,148)	(1,810)
Impairment Loss
Net Carrying Amount		485
Trademark [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,933	3,588
Accumulated Amortization	(512)	(627)
Impairment Loss	0
Net Carrying Amount	$ 1,421	$ 2,961